Benefit Plans (Obligations and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at December 31,	$ 6,871	$ 5,911
U.S. Plans - Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net pension liability recognized at December 31,	(59)	(99)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1,	383	352
Service cost	7	6
Interest cost	16	16
Benefits paid	(13)	(16)
Termination, settlement and curtailment	0	0
Assumption changes	(45)	28
Actuarial (gains) losses	16	(3)
Currency	0	0
Other	0	0
Benefit obligation at December 31,	364	383
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(13)	(16)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(13)	(16)
Termination, settlement and curtailment	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1,	284	269
Actual return on plan assets	33	27
Employer contributions	1	4
Employee contributions	0	0
Benefits paid	(13)	(16)
Currency	0	0
Fair value of plan assets at December 31,	305	284
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net pension liability recognized at December 31,	(327)	(1,635)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1,	7,262	5,625
Service cost	255	189
Interest cost	169	189
Benefits paid	(156)	(160)
Termination, settlement and curtailment	(3)	(8)
Assumption changes	(894)	1,176
Actuarial (gains) losses	76	41
Currency	141	167
Other	43	43
Benefit obligation at December 31,	6,893	7,262
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(156)	(160)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(156)	(160)
Termination, settlement and curtailment	(2)	(5)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1,	5,627	4,778
Actual return on plan assets	731	625
Employer contributions	149	203
Employee contributions	47	47
Benefits paid	(156)	(160)
Currency	170	139
Fair value of plan assets at December 31,	$ 6,566	$ 5,627